Borrowings - Summary of Borrowings (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 971,159	$ 896,081	$ 83,228
Secured bank loans, Non-Current	34,066,811	34,851,775	3,978,321
Secured bank loans, Total	35,037,970	35,747,856	4,061,549
Total secured borrowings, Current	971,159	896,081	83,228
Total secured borrowings, Non-Current	34,066,811	34,851,775	3,978,321
Total secured borrowings	35,037,970	35,747,856	4,061,549
Unsecured other loans, Current	114,155	119,970	124,767
Unsecured other loans, Non-Current	1,010,777	1,095,502	515,923
Unsecured other loans, Total	1,124,932	1,215,472	640,690
Total unsecured borrowings, Current	114,155	119,970	124,767
Total unsecured borrowings, Non-Current	1,010,777	1,095,502	515,923
Total unsecured borrowings	1,124,932	1,215,472	640,690
Total borrowings, Current	1,085,314	1,016,051	207,995	$ 189,076
Total borrowings, Non-Current	35,077,588	35,947,277	4,494,244	$ 1,332,252
Total borrowings	$ 36,162,902	$ 36,963,328	$ 4,702,239